INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES
Schedule of inventory and spare parts

	December 31,
	2019	2018
Handsets and accessories	12,412	15,191
Spare parts for telecommunication equipment	984	213
Advertising and other materials	912	916
SIM cards and prepaid phone cards	700	1,167
TV equipment for resale	494	676
Software and equipment for installation and resale	13	491
Total inventories	15,515	18,654

Summary of cost of goods

	2019	2018	2017
Amount of inventories recognized as an expense	61,699	59,931	43,288
Inventory obsolescence provision	2,659	3,697	2,691
Reversal of obsolescence provision	(469)	(375)	(504)
Total cost of goods	63,889	63,253	45,475